INVESTMENT IN ASSOCIATE (Details Narrative) - USD ($) $ in Thousands			3 Months Ended		12 Months Ended
	Jul. 13, 2023	Sep. 12, 2022	Jun. 30, 2023	Jun. 30, 2022	Mar. 31, 2023
IfrsStatementLineItems [Line Items]
Convertible Note description	the Company entered into a commitment with Stimunity to provide €600,000 under a convertible note (the “Stimunity Convertible Note”) with a maturity date of September 1, 2023 (the “Maturity Date”). The Stimunity Convertible Note provides for simple interest at 7% per annum. The Stimunity Convertible Note is automatically converted into Series A shares of Stimunity upon Stimunity completing a Series A round for at least €20 million. If such subscription round is completed prior to the Maturity Date, the Company will be entitled to convert the Stimunity Convertible Note into Series A shares of Stimunity at the subscription share price less 15%. Additionally, if Stimunity completes a financing with a new category of shares (other than Common Shares or Series A shares) for at least €5 million (the “Minimum Raise”), the Company will have the right to convert the Stimunity Convertible Note and the historical Series A shares of Stimunity owned into the new category of shares. In the event that Stimunity does not close a financing prior to the Maturity Date or raises less than the Minimum Raise, the Company will have the right to convert the Stimunity Convertible Note into Series A shares at €363.00 per share or the raise price less 15%, whichever is lower. The Stimunity Convertible Note was funded on September 12, 2022. See Note 15, “Commitments and Contingent Liabilities – Stimunity Convertible Note,” for a further discussion.
Translated value		$ 614
Unrealized gain					$ 39
Increasing the carrying value					653
Impairment analysis					607
Stimunity convertible note receivable					211
Decreasing the carrying value					806
Stimunity convertible note					$ 442
Loss on shares recognize			$ 50
Changes in the market			0
Stimunity S A [Member]
IfrsStatementLineItems [Line Items]
Equity in (loss) income			$ 50,000	$ 60,000